Intangible assets and goodwill - Summary Of Detailed Information About Amortization Of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Amortisation Of Intangible Assets [Line Items]
Amortization of intangible assets	$ 17	$ 21	$ 236